Gain on Disposal of Subsidiaries - Schedule of Consideration for Financial Performance (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 26, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Less: Net assets on disposal		$ 0	$ 13,137	$ 4,777
Payolution Gmb H
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration		47,098
Contingent consideration		4,686
Total consideration		51,784
Less: Net assets on disposal		38,647
Gain on disposal of a subsidiary		$ 13,137	13,137
Paysafe UK GOLO Holdco Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration			9,523
Total consideration	$ 9,523		9,523
Less: Net assets on disposal			4,695
Gain on disposal of a subsidiary			$ 4,828	$ 4,828